Notes Payable (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 09, 2017	Aug. 02, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of common stock shares issued for conversion of debt		12,146,820
Gain on extinguishment of debt				$ (346,865)	$ 15,866,197	$ (2,859,338)	$ 837,369
Derivative liabilities			4,341,334		4,341,334		23,231,938	$ 3,794,153
Convertible Notes, Warrant Liabilities, Shortfall Shares Liabilities and Liquidated Damages [Member]
Derivative liabilities			$ 90,200,000		$ 90,200,000
Series B Convertible Preferred Stock [Member]
Number of common stock shares issued for conversion of debt	845,631
Senior Convertible Notes [Member]
Debt instrument principal amount	$ 868,897
Original issue discount percentage	5.00%
Notes interest rate percentage	10.00%
Debt maturity date	Sep. 16, 2016
Junior Convertible Notes [Member]
Debt instrument principal amount	$ 175,000
Original issue discount percentage	20.00%
Debt maturity date	Dec. 05, 2016
Convertible Notes [Member]
Debt instrument principal amount	$ 220,002						$ 220,002
Original issue discount percentage	8.00%						8.00%
Debt maturity date	Jun. 06, 2017						Jun. 06, 2017
Senior Warrants [Member]
Debt convertible into warrant shares	97,423,579